COMBINED STATEMENTS OF CASH FLOW (Southeast Operations, USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Dec. 30, 2012
Operating activities:
Net income	$ 12,801	$ 7,749	$ 15,716
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	1,666	1,571	3,234
Changes in operating assets and liabilities
Increase in accounts receivable	(1,048)	(2,019)	(996)
Decrease /(Increase) in other receivables	(2)	26	26
Decrease/ (Increase) in Inventory	(649)	467	606
Decrease in prepaid expenses and other assets	20	32	(54)
(Decrease)/Increase in accounts payable and accrued liabilities	953	(841)	(1,382)
Increase in book overdraft	139	370	638
(Decrease)/Increase in accrued compensation	189	(201)	(48)
Net cash provided by (used for) operations	14,069	7,154	17,740
Investing activities:
Capital expenditures, net	(2,583)	(1,051)	(4,576)
Increase in amounts due from parent	(11,461)	(6,096)	(13,132)
Net cash provided by (used for) investment	(14,044)	(7,147)	(17,708)
Financing activities:
Principal payments on capital lease obligations	(25)	(7)	(32)
Net cash provided by (used for) financing	(25)	(7)	(32)
Net increase (decrease) in cash and cash equivalents	0	0	0
Balance at beginning of the period		0	0
Balance at end of the period	$ 0	$ 0	$ 0